Advisors Capital Small/Mid Cap Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
34,000	Owens Corning	$ 3,804,940	3.24%

Ball & Roller Bearings
18,700	RBC Bearings Incorporated *	8,385,641
33,500	The Timken Company	2,818,355
		11,203,996	9.54%

Glass Containers
103,200	Stevanato Group S.p.A. (Italy)	2,076,384	1.77%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
19,500	Donaldson Company, Inc.	1,728,870	1.47%

Investment Advice
13,900	Evercore Inc. - Class A	4,729,475
29,800	PJT Partners Inc. - Class A	4,982,560
		9,712,035	8.27%

Laboratory Analytical Instruments
218,800	Avantor, Inc. *	2,507,448	2.14%

Miscellaneous Food Preparations & Kindred Products
163,200	Utz Brands, Inc. - Class A	1,694,016	1.44%

Operative Builders
21,700	Toll Brothers, Inc.	2,934,274	2.50%

Plastic Foam Products
12,200	Advanced Drainage Systems, Inc.	1,766,926	1.51%

Real Estate Agents & Managers (For Others)
17,900	FirstService Corp. (Canada)	2,783,987
15,800	Jones Lang LaSalle Incorporated *	5,316,226
		8,100,213	6.90%

Retail - Auto Dealers & Gasoline Stations
12,000	Casey's General Stores, Inc.	6,632,520	5.65%

Security Brokers, Dealers & Flotation Companies
127,100	Virtu Financial, Inc. - Class A	4,234,972	3.61%

Services - Computer Processing & Data Preparation
147,000	QXO, Inc. *	2,835,630	2.42%

Services - Detective, Guard & Armored Car Services
14,500	Allegion PLC (Ireland)	2,308,690	1.97%

Services - Medical Laboratories
135,000	Castle Biosciences, Inc. *	5,251,500	4.47%

Services - Miscellaneous Amusement & Recreation
7,100	Madison Square Garden Sports Corp. - Class A *	1,836,415	1.56%

Services - Prepackaged Software
11,900	AppFolio, Inc. - Class A *	2,768,535
75,000	Clearwater Analytics Holdings, Inc. - Class A *	1,809,000
34,800	Guidewire Software, Inc. *	6,995,148
48,300	nCino, Inc. *	1,238,412
46,600	Procore Technologies, Inc. *	3,389,684
		16,200,779	13.80%

State Commercial Banks
63,800	Coastal Financial Corporation *	7,310,842
13,000	Wintrust Financial Corporation	1,817,660
		9,128,502	7.78%

Surgical & Medical Instruments & Apparatus
105,400	AtriCure, Inc. *	4,169,624
32,300	Solventum Corp. *	2,559,452
		6,729,076	5.73%

Television Broadcasting Stations
53,300	Atlanta Braves Holdings, Inc. - Series C *	2,102,685	1.79%

Title Insurance
31,900	First American Financial Corporation	1,959,936	1.67%

Transportation Services
39,300	GXO Logistics, Inc. *	2,068,752	1.76%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
11,200	Watsco, Inc.	3,773,840	3.21%

Wholesale - Miscellaneous Durable Goods
16,100	Pool Corporation	3,682,875	3.14%

Total for Common Stocks (Cost - $89,562,244)		114,275,274	97.34%

MONEY MARKET FUNDS
3,381,195	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% **	3,381,195	2.88%
Total For Money Market Funds (Cost - $3,381,195)

	Total Investments	117,656,469	100.22%
	(Cost - $92,943,439)

	Liabilities in Excess of Other Assets	(261,975)	-0.22%

	Net Assets	$117,394,494	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2025.